EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	Canada	Total
Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Drilling and exploration	130	1,449	-	1,579
Assessments and taxes	195	1,018	-	1,213
Effect of movements in exchange rates	(31)	19	-	(12)
Disposition of Olympic claims	-	-	(1)	(1)
Balance, December 31, 2024	$15,992	$36,898	$-	$52,890
Drilling and exploration	60	310	-	370
Assessments and taxes	185	12	-	197
Transfer to other assets	-	(2,215)		(2,215)
Transfer to mining properties (Note 9)	-	(35,005)		(35,005)
Effect of movements in exchange rates	5	-	-	5
Balance, September 30, 2025	$16,242	$-	$-	$16,242